Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Summary of future minimum lease payments	The following are future minimum lease payments as required under the agreements:

Year	Payments
2013	$141
2014	141
2015	141
2016	149
2017	152
After 2017	1,709

Total	$2,433